Related Party Line of Credit (Details Narrative) - Unsecured Line of Credit [Member] - LDS Capital LLC [Member] - USD ($) $ in Millions	Jun. 30, 2022	Jun. 05, 2022	Jul. 26, 2022
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 2.0	$ 5.0
Line of credit loan amount	3.0	$ 3.0
Maturity date		Jun. 04, 2025
Lender committed funds	$ 2.0
Interest rate stated percentage		2.00%
Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest rate stated percentage		2.00%
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Remaining line of credit facility			$ 1.0